ALPS ETF TRUST

ALERIAN MLP ETF (NYSE ARCA: AMLP)

ALERIAN ENERGY INFRASTRUCTURE ETF (NYSE ARCA: ENFR)

ALPS DISRUPTIVE TECHNOLOGIES ETF (CBOE BZX: DTEC)

ALPS EMERGING SECTOR DIVIDEND DOGS ETF (NYSE ARCA: EDOG)

ALPS EQUAL SECTOR WEIGHT ETF (NYSE ARCA: EQL)

ALPS INTERNATIONAL SECTOR DIVIDEND DOGS ETF (NYSE ARCA: IDOG)

ALPS MEDICAL BREAKTHROUGHS ETF (NYSE ARCA: SBIO)

ALPS SECTOR DIVIDEND DOGS ETF (NYSE ARCA: SDOG)

ALPS/DORSEY WRIGHT SECTOR MOMENTUM ETF (NASDAQ: SWIN)

BARRON’S 400SM ETF (NYSE ARCA: BFOR)

BUZZ US SENTIMENT LEADERS ETF (NYSE ARCA: BUZ)

COHEN & STEERS GLOBAL REALTY MAJORS ETF (NYSE ARCA: GRI)

SPROTT GOLD MINERS ETF (NYSE ARCA: SGDM)

SPROTT JUNIOR GOLD MINERS ETF (NYSE ARCA: SGDJ)

WORKPLACE EQUALITY PORTFOLIO (NYSE ARCA: EQLT)

(THE “FUNDS”)

SUPPLEMENT DATED MAY 15, 2018

TO THE SUMMARY PROSPECTUSES, STATUTORY PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION

DATED MARCH 31, 2018, AS SUPPLEMENTED

Effective May 15, 2018, Michael Akins is no longer serving as a portfolio manager of the Funds. Therefore, all references to Michael Akins in the Funds’ Summary Prospectuses, Statutory Prospectuses, and Statement of Additional Information are hereby deleted as of that date. Ryan Mischker, Vice President, Portfolio Management & Research, and Andrew Hicks, Vice President of Index Management of ALPS Advisors, Inc., will remain as portfolio managers of the Funds.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.